SUPPLEMENT DATED SEPTEMBER 15, 2016

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

ADVISOR CLASS and INVESTOR CLASS SHARES

DATED AUGUST 1, 2016

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I, Class R, Advisor Class and Investor Class shares prospectus dated August 1, 2016 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to Pacific Funds Portfolio Optimization Conservative, Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio Optimization Moderate, Pacific Funds Portfolio Optimization Growth and Pacific Funds Diversified Alternatives (the “Funds”), and are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Pacific Funds Portfolio Optimization Conservative: The following risks are removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Floating Rate Loan Risk
•	Growth Companies Risk
•	Short Exposure Risk

Pacific Funds Portfolio Optimization Moderate-Conservative and Pacific Funds Portfolio Optimization Moderate: The following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Short Exposure Risk

Pacific Funds Portfolio Optimization Growth: The following risks are added to the Principal Risks from Holdings in Underlying Funds subsection:

•	Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

•	Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks. The value of these securities will be influenced by the factors affecting the housing market or the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, these securities may decline in value, become difficult to value, become more volatile and/or become illiquid. These securities are also subject to extension risk, where borrowers or issuers may pay principal later than expected, causing these securities to lengthen in duration and be more volatile in rising interest rate conditions. These securities are also subject to prepayment and call risk, where borrowers or issuers, respectively, may pay principal sooner than expected, causing proceeds to be reinvested at lower prevailing interest rates.

In addition, the following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Short Exposure Risk

Pacific Funds Diversified Alternatives: The following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Convertible Securities Risk

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

Pacific Funds Portfolio Optimization Conservative: The following risks are removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Floating Rate Loan Risk
•	Growth Companies Risk
•	Short Exposure Risk

Pacific Funds Portfolio Optimization Moderate-Conservative and Pacific Funds Portfolio Optimization Moderate: The following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Short Exposure Risk

Pacific Funds Portfolio Optimization Growth: The following risks are added to the Principal Risks from Holdings in Underlying Funds subsection:

•	Convertible Securities Risk
•	Mortgage-Related and Other Asset-Backed Securities Risk

In addition, the following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Short Exposure Risk

Pacific Funds Diversified Alternatives: The following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Convertible Securities Risk

Form No.	PFSUP0916

SUPPLEMENT DATED SEPTEMBER 15, 2016

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS P CLASS SHARES

DATED AUGUST 1, 2016

This supplement revises the Pacific Funds Class P Shares prospectus dated August 1, 2016 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the PF Small-Cap Growth Fund (the “Fund”) and will be effective October 31, 2016. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

All references to “PF Small-Cap Growth Fund” will be replaced with “PF Developing Growth Fund.”

Disclosure Changes to the Fund Summaries section

In the Principal Investment Strategies subsection, the third paragraph will be deleted and replaced with the following:

The Fund invests primarily in common stocks that the sub-adviser believes to be of companies demonstrating above-average, long-term growth potential and that are strongly positioned in the “developing growth” phase, the period of swift development after a company’s start-up phase when growth occurs at a rate generally not equaled by established companies in their mature years. The sub-adviser may sell a holding when it reaches a target price, fails to perform as expected or when other opportunities appear more attractive.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

In the Principal Investment Strategies subsection, the third paragraph will be deleted and replaced with the following:

The Fund invests primarily in common stocks that the sub-adviser believes to be of companies demonstrating above-average, long-term growth potential. The sub-adviser seeks to identify companies that it believes are strongly positioned in the “developing growth” phase, which the sub-adviser it defines as the period of swift development after a company’s startup phase when growth occurs at a rate generally not equaled by established companies in their mature years. The sub-adviser may sell a holding when it reaches a target price, fails to perform as expected or when other opportunities appear more attractive.

Disclosure Changes to the Additional Information About Fund Performance section

In the Manager Changes, Name Changes and/or Related Investment Policy Changes by Fund subsection, the disclosure for the Fund will be deleted and replaced with the following:

PF Developing Growth Fund: Effective October 31, 2016, the Fund changed its name from PF Small-Cap Growth Fund. Effective December 31, 2014, the Fund changed its name from PL Small-Cap Growth Fund. Lord, Abbett & Co. LLC began managing the Fund on May 1, 2014 and some investment policies changed at that time. Other firms managed the Fund before that date.

SUPPLEMENT DATED SEPTEMBER 15, 2016

TO THE PACIFIC FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Dated August 1, 2016

This supplement revises the Pacific Funds Statement of Additional Information dated August 1, 2016 (the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

Effective October 31, 2016, all references to “PF Small-Cap Growth Fund” will be replaced with “PF Developing Growth Fund.”

ADDITIONAL INVESTMENT STRATEGIES OF THE FUNDS

In the Diversification Versus Non-Diversification section, the last sentence of the first paragraph is deleted, and the following is added to the end of the third paragraph:

Being classified as non-diversified does not prevent a Fund from being managed as though it were diversified. If a non-diversified Fund is managed in a diversified manner for three consecutive years, such Fund will be reclassified as diversified, and thereafter shareholder approval will be required to reserve freedom of action to operate that Fund as non-diversified.

DESCRIPTION OF CERTAIN SECURITIES, INVESTMENTS AND RISKS

In the Foreign Securities section, the following is added before the paragraph labeled “Passive Foreign Investment Companies (“PFICS”)”:

In addition, if a country were to leave the European Union (voluntarily or involuntarily), the effect of such an event has the potential to significantly impact local and/or global markets and economies, as well as trade agreements, regulations and treaties. For example, the potential consequences of the United Kingdom’s vote in June 2016 to leave the European Union (“Brexit”) may result in increased market volatility and illiquidity in the United Kingdom, the European Union and other financial markets, as well as slower economic growth and fluctuations in exchange rates. These events could negatively impact the value of a Fund’s holdings.

In the Swap Agreements and Options on Swap Agreements section, the following is added to the end of the first paragraph:

In a volatility swap, a Fund receives or makes payments based on the measured variance (or square of volatility) of an underlying reference instrument over a specified period of time (typically above or below a level agreed to by the parties), for the purposes of taking positions and/or hedging risk.

Also in the Swap Agreements and Options on Swap Agreements section, the sixth paragraph is deleted and replaced with the following:

To the extent that a Fund uses derivatives or engages in other transactions that involve leverage or potential leverage, such as swaps, the Fund must segregate cash, U.S. government securities and/or other liquid securities marked-to-market daily (including any margin). The amount required for segregation for swaps will generally be the market value of the swap, however the amount required for segregation for certain swaps such as sell protection and CDS (when the portfolio is selling credit protection) will be valued at the notional amount or its full exposure value. Swap agreements may include, but are not limited to: (1) “currency exchange rate”, which involve the exchange by a Fund with another party of their respective rights to make or receive payments is specified currencies; (2) “interest rate”, which involve the exchange by a Fund with another party of their respective commitments to pay or receive interest; (3) “interest rate index”, which involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount at interest rates equal to two specified indices; and other interest rate swap arrangements such as: (i) “caps,” under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (ii) “floors,” under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a certain level, or “floor”; and (iii) “collars,” under which one party sells a cap and purchases a floor or vice-versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; (4) “credit default”, which involve an agreement of a Fund to pay the

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par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party in return for a periodic stream of payments over the term of the contract provided that no event of default has occurred; (5) “total return”, which involves the exchange by a Fund with another party of their respective commitments and the total return side is based on the total return of an equity or debt instrument or loan, or index thereon, with a life longer than the swap; and (6) “volatility,” which involves the exchange by a Fund with another party of their respective rights to make or receive payments based on the volatility of an underlying reference instrument. As the seller of a swap, the Fund would be subject to investment exposure on the notional amount of the swap.

Also in the Swap Agreements and Options on Swap Agreements section, the first sentence of the seventh paragraph is deleted and replaced with the following:

Risk of Swap Agreements. The use of interest rate, mortgage, credit, currency, volatility and total return swaps, options on swaps, and interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

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